Subsequent Events (Details) - Subsequent Event - USD ($)					1 Months Ended
	Mar. 11, 2024	Feb. 29, 2024	Jan. 29, 2024	Jan. 15, 2024	Mar. 13, 2024
Subsequent Event [Line Items]
Gross proceeds from the transaction					$ 83,500,000
Granted (in shares)		703,100
Granted (in dollars per share)		$ 14.56
Unvested restricted stock units
Subsequent Event [Line Items]
Granted (in shares)		275,000
Share-Based Payment Arrangement, Tranche One
Subsequent Event [Line Items]
Granted (in shares)		250,000
Vested period		1 year
Share-Based Payment Arrangement, Tranche One | Unvested restricted stock units
Subsequent Event [Line Items]
Vested percentage		25.00%
Market capitaization		$ 750,000,000
Share Price		$ 20.00
Share-Based Payment Arrangement, Tranche Two
Subsequent Event [Line Items]
Granted (in shares)		488,100
Vested period		4 years
Share-Based Payment Arrangement, Tranche Two | Unvested restricted stock units
Subsequent Event [Line Items]
Vested percentage		25.00%
Market capitaization		$ 1,000,000,000
Share Price		$ 30.00
Share-Based Payment Arrangement, Tranche Three | Unvested restricted stock units
Subsequent Event [Line Items]
Vested percentage		25.00%
Market capitaization		$ 1,250,000,000
Share Price		$ 32.50
Share-Based Payment Arrangement, Tranche Four | Unvested restricted stock units
Subsequent Event [Line Items]
Vested percentage		25.00%
Market capitaization		$ 1,500,000,000
Share Price		$ 35.00
Change In Control Of The Issuer | Unvested restricted stock units
Subsequent Event [Line Items]
Vested percentage		100.00%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Real Estate Held by AVI
Subsequent Event [Line Items]
Proceeds from Divestiture of Real Estate Partnership				$ 1,139,572
January 2024 PIPE Financing
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)			11,713,664
Net proceeds from the transaction			$ 49,991,010
Sale price (in dollars per share)			$ 2.31
Average share price, threshold trading days			5 days
Common stock issuance costs			$ 3,824,841
Gross proceeds from the transaction			$ 46,166,169
March 2024 PIPE Financing
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	4,000,000
Net proceeds from the transaction	$ 40,000,000
Exercise price (in dollars per share)	$ 10.00
Common stock issuance costs	$ 2,625,000
Gross proceeds from the transaction	$ 37,375,000
January 2024 PIPE Financing Pre-Funded Warrants | January 2024 PIPE Financing
Subsequent Event [Line Items]
Number of warrant issued (in shares)			9,978,739
Warrants to purchase shares of common stock issued and outstanding (in shares)			9,978,739
Sale price (in dollars per share)			$ 2.30
Exercise price (in dollars per share)			$ 0.001